(Loss)/earnings per share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
(Loss)/earnings per share
9.	(Loss)/earnings per share
All of the Company’s shares (including
non-vested
restricted stock issued under the Company’s equity compensation plans) participate equally in dividend distributions and in undistributed earnings. The Company applies the two-class
method of computing (loss)/earnings per share (“EPS”) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested
restricted stock as well as undistributed earnings allocated to non vested stock are deducted from net income for the purpose of the computation of basic (loss)/earnings per share in accordance with the two-class
method.
Non-vested
restricted stock does not have a contractual obligation to share in the losses and therefore, has been excluded from the basic loss per share calculation for the six-month
period ended June 30, 2024 due to the losses in the
six-month
period ended June 30, 2024 and the diluted loss per share calculation for the six-month
period ended June 30, 2025 due to losses in the
six-month
period ended June 30, 2025. The denominator of the basic (loss)/earnings per common share excludes any non-vested
shares as such they are not considered outstanding until the time-based vesting restriction has elapsed. The denominator of the basic (loss)/earnings per common share includes the total shares issuable upon the cashless exercise of the Class B1 and Class C1 warrants, as the exercise of the warrants is considered virtually certain taking into account that the holder of such warrants may elect to exercise them for no consideration. The Company calculates basic and diluted (loss)/earnings per share as follows:

		For the six- month period ended June 30, 2024		For the six-month period ended June 30, 2025
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net (loss)/income	(7,970,332)	(7,970,332)	2,588,391	2,588,391
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	(379,166)	(379,166)	(377,083)	(377,083)
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares	(2,862,000)	(2,862,000)	(1,818,000)	(1,818,000)
Less: Undistributed earnings allocated to non-vested shares	—	—	(11,926)	—
Change in fair value of warrants	—	—	—	(508,232)

Net (loss)/income attributable to common shareholders, basic and diluted	(11,211,498)	(11,211,498)	381,382	(114,924)

Denominator
Weighted average number of shares outstanding, basic	234,474	234,474	733,370	733,370
Unexercised warrants (Note 8)	—	—	—	1,070,950
Effect of dilutive shares	—	—	—	1,070,950
Weighted average number of shares outstanding, diluted	234,474	234,474	733,370	1,804,320
(Loss)/earnings per share	(47.82)	(47.82)	0.52	(0.06)

As of June 30, 2025, the most dilutive method was the
two-class
method and the diluted loss
pe
r share reflects the potential dilution from the conversion of Class B2 and C2 warrants that are in the money as of the reporting date calculated using the treasury stock method which resulted in 1,070,950 incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested
restricted share and options and any incremental shares resulting for the exercise of the unexercised Class A Warrants that were out of the money as of the reporting date, calculated using the treasury stock method, as well as the 4,935,672 common shares issuable upon the conversion of the outstanding Series A Preferred Shares calculated with the “if converted” method. As of June 30, 2025, the number of common shares that can potentially be issued under the outstanding Class A warrants were 3,177 common shares, the aggregate number of unveste
d res
tricted shares were 22,932 and the aggregate number of options to purchase common shares were 10,000.
As of June 30, 2024, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested
restricted shares to purchase common shares, any incremental shares resulting from the exercise of the unexercised Class A, B2 and C2 warrants that were out-of-the
money as of the reporting date, calculated using the treasury stock method, as well as the 4,935,672 common shares issuable upon the conversion of the outstanding Series A Preferred Shares calculated with the “if converted” method. As of June 30, 2024, the number of common shares that can potentially be issued under the outstanding warrants were 6,416,713 common shares and the aggregate number of unvested restricted shares were 530.